VIRTUS Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.5%
Communication Services—2.9%
Cellnex Telecom S.A. (Spain)	1,449	$ 84
Infrastrutture Wireless Italiane SpA (Italy)	17,281	210
		294

Consumer Discretionary—13.5%
adidas AG (Germany)	620	179
Allegro.eu S.A. (Poland)(1)	9,284	89
Booking Holdings, Inc. (Netherlands)(1)	123	295
EssilorLuxottica S.A. (France)	1,335	285
Ferrari N.V. (Italy)	769	199
Flutter Entertainment plc (Ireland)(1)	1,446	229
LVMH Moet Hennessy Louis Vuitton SE (France)	140	116
		1,392

Consumer Staples—16.5%
Diageo plc (United Kingdom)	6,021	329
Heineken N.V. (Netherlands)	2,411	272
L’Oreal S.A. (France)	246	117
Nestle S.A. Registered Shares (Switzerland)	3,512	491
Pernod Ricard S.A. (France)	661	159
Royal Unibrew A/S (Denmark)	878	99
Unilever plc (United Kingdom)	4,316	231
		1,698

Financials—5.6%
Groupe Bruxelles Lambert S.A. (Belgium)	1,647	184
KBC Group NV (Belgium)	1,269	109
London Stock Exchange Group plc (United Kingdom)	2,385	224
UBS Group AG Registered Shares (Switzerland)	3,492	63
		580

Health Care—12.1%
Alcon, Inc. (Switzerland)	4,421	392
Eurofins Scientific SE (Luxembourg)	2,228	276
Lonza Group AG Registered Shares (Switzerland)	340	284
Medtronic plc (United States)	1,634	169
Sartorius Stedim Biotech (France)	223	122
		1,243

Industrials—23.3%
Ashtead Group plc (United Kingdom)	4,659	375
Epiroc AB Class A (Sweden)	6,703	170
Experian plc (Ireland)	3,118	153
IMCD N.V. (Netherlands)	1,085	241
RELX plc (United Kingdom)	5,039	164
Rentokil Initial plc (United Kingdom)	34,701	274
Teleperformance (France)	831	371
Vinci S.A. (France)	2,619	277
Wolters Kluwer N.V. (Netherlands)	3,132	369
		2,394

Information Technology—15.5%
Accenture plc Class A (United States)	1,089	452
Adyen N.V. (Netherlands)(1)	65	171
	Shares	Value

Information Technology—continued
ASML Holding N.V. (Netherlands)	389	$ 313
Edenred (France)	3,083	142
Halma plc (United Kingdom)	5,536	240
Netcompany Group A/S (Denmark)	1,430	154
Sinch AB (Sweden)(1)	9,407	120
		1,592

Materials—5.6%
Air Liquide S.A. (France)	1,489	260
Sika AG Registered Shares (Switzerland)	763	318
		578

Utilities—1.5%
EDP - Energias de Portugal S.A. (Portugal)	27,807	153
Total Common Stocks (Identified Cost $6,824)		9,924

Total Long-Term Investments—96.5% (Identified Cost $6,824)		9,924

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	262,898	263
Total Short-Term Investment (Identified Cost $263)		263

TOTAL INVESTMENTS—99.0% (Identified Cost $7,087)		$10,187
Other assets and liabilities, net—1.0%		100
NET ASSETS—100.0%		$10,287

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
France	18%
United Kingdom	18
Netherlands	16
Switzerland	15
United States	9
Italy	4
Ireland	4
Other	16
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$9,924	$9,924
Money Market Mutual Fund	263	263
Total Investments	$10,187	$10,187
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Vontobel Greater European Opportunities Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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